UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 3.1%
249,700	Northrop Grumman Corp.	$16,150,596
188,500	The Boeing Co.	15,692,625

		31,843,221

Auto Components — 0.2%
138,600	ArvinMeritor, Inc.	2,324,322

Banks — 10.7%
992,348	Bank of America Corp.	48,029,643
151,200	Bank of Hawaii Corp.	7,670,376
71,550	BB&T Corp.	2,974,334
58,800	Comerica, Inc.	3,219,300
45,300	Downey Financial Corp.	3,084,930
15,500	Golden West Financial Corp.	1,133,050
77,100	North Fork Bancorp., Inc.	2,272,137
333,600	U.S. Bancorp	10,298,232
204,300	UnionBanCal Corp.	13,820,895
69,300	Wachovia Corp.	3,707,550
38,200	Washington Mutual, Inc.	1,753,762
141,000	Wells Fargo & Co.	9,358,170
23,400	Zions Bancorp.	1,896,102

		109,218,481

Biotechnology — 0.7%
15,200	Cephalon, Inc.*	907,744
77,800	Genentech, Inc.*	6,454,288

		7,362,032

Chemicals — 1.6%
21,400	Ashland, Inc.	1,337,500
181,250	Monsanto Co.	15,254,000

		16,591,500

Commercial Services & Supplies —- 0.6%
39,800	MoneyGram International, Inc.	1,392,204
122,200	Republic Services, Inc.	4,985,760

		6,377,964

Communications Equipment — 0.3%
157,100	Cisco Systems, Inc.*	3,091,728

Computers & Peripherals — 3.0%
947,150	Hewlett-Packard Co.	30,668,717

Containers & Packaging — 0.1%
43,400	Crown Holdings, Inc.*	700,042

Diversified Financials — 13.7%
258,500	AmeriCredit Corp.*	7,506,840
87,100	Ameriprise Financial, Inc.	3,986,567
477,700	Citigroup, Inc.	23,550,610
30,900	Countrywide Financial Corp.	1,182,852
329,100	E-Trade Financial Corp.*	7,987,257
128,500	Fannie Mae	6,392,875
853,400	J.P. Morgan Chase & Co.	36,388,976

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
63,100	Lehman Brothers Holdings, Inc.	$4,203,091
319,650	Merrill Lynch & Co., Inc.	23,145,856
264,000	Moody’s Corp.	13,807,200
209,500	Principal Financial, Inc.	11,449,175
20,800	SLM Corp.	1,118,208

		140,719,507

Diversified Telecommunication Services — 4.0%
878,780	AT&T, Inc.	22,901,007
287,500	CenturyTel, Inc.	10,278,125
16,930	Embarq Corp.*	705,473
350,900	Sprint Nextel Corp.	7,442,589

		41,327,194

Electric Utilities — 4.7%
266,400	American Electric Power Co., Inc.	9,129,528
98,900	Edison International	3,880,836
226,800	FirstEnergy Corp.	11,888,856
460,800	PG&E Corp.	18,284,544
38,700	Pinnacle West Capital Corp.	1,524,393
23,100	Progress Energy, Inc.	971,124
36,600	TXU Corp.	2,097,180

		47,776,461

Electrical Equipment — 0.4%
81,900	Energizer Holdings, Inc.*	4,280,094

Electronic Equipment & Instruments — 0.2%
29,400	Jabil Circuit, Inc.	1,023,708
21,200	Plexus Corp.*	833,796

		1,857,504

Energy Equipment & Services — 1.4%
213,600	Schlumberger Ltd.	14,005,752

Food & Drug Retailing — 0.3%
110,300	Safeway, Inc.	2,600,874

Food Products — 2.7%
496,500	Archer-Daniels-Midland Co.	20,639,505
59,000	Dean Foods Co.*	2,106,300
324,192	Tyson Foods, Inc.	5,190,314

		27,936,119

Gas Utilities — 0.2%
55,300	Nicor, Inc.(a)	2,266,194

Health Care Equipment & Supplies — 0.2%
70,000	Applera Corp. — Applied Biosystems Group	2,072,000

Health Care Providers & Services — 3.0%
358,900	AmerisourceBergen Corp.	15,644,451
10,600	CIGNA Corp.	983,044
99,500	Express Scripts, Inc.*	7,291,360

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
127,500	McKesson Corp.	$6,311,250

		30,230,105

Hotels, Restaurants & Leisure — 0.5%
81,800	Darden Restaurants, Inc.	2,896,538
29,100	McDonald’s Corp.	965,247
47,100	Starbucks Corp.*	1,679,115

		5,540,900

Household Durables — 0.7%
78,500	Whirlpool Corp.	7,058,720

Household Products — 1.7%
81,100	Colgate-Palmolive Co.	4,893,574
229,600	Procter & Gamble Co.	12,455,800

		17,349,374

Insurance — 9.4%
78,700	AMBAC Financial Group, Inc.	6,307,805
12,100	American International Group, Inc.	735,680
119,000	CNA Financial Corp.*	3,877,020
519,700	Genworth Financial, Inc.	17,404,753
62,000	Lincoln National Corp.	3,483,160
504,000	Loews Corp.	17,125,920
212,848	MBIA, Inc.	12,160,006
330,750	MetLife, Inc.	17,023,702
126,300	Old Republic International Corp.	2,699,031
49,000	Radian Group, Inc.	2,994,880
25,200	The Allstate Corp.	1,386,252
155,300	The Chubb Corp.	7,847,309
87,750	W.R. Berkley Corp.	3,015,968

		96,061,486

Internet Software & Services — 0.7%
19,775	Google, Inc.*	7,352,741

IT Consulting & Services — 1.2%
99,400	Accenture Ltd.	2,798,110
81,900	Computer Sciences Corp.*	4,606,875
115,600	First Data Corp.	5,330,316

		12,735,301

Machinery — 0.2%
35,400	SPX Corp.	1,862,394

Media — 6.8%
277,050	CBS Corp. Class B	7,178,365
82,700	Clear Channel Communications, Inc.	2,547,160
39,500	Hearst-Argyle Television, Inc.	875,320
56,870	Liberty Media Holding Corp. — Capital*	4,525,146

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
284,350	Liberty Media Holding Corp. — Interactive*	$5,106,926
29,700	The McGraw-Hill Companies, Inc.	1,532,520
656,800	The Walt Disney Co.	20,032,400
1,479,800	Time Warner, Inc.	25,467,358
74,600	Univision Communications, Inc.*	2,681,870

		69,947,065

Metals & Mining — 1.3%
43,850	Newmont Mining Corp.	2,286,778
105,700	Nucor Corp.	11,127,039

		13,413,817

Multiline Retail — 0.4%
34,745	Dillard’s, Inc.	945,759
40,700	Federated Department Stores, Inc.	2,964,181

		3,909,940

Oil & Gas — 12.2%
395,000	Anadarko Petroleum Corp.	19,619,650
79,034	Chevron Corp.	4,725,443
13,848	ConocoPhillips	876,440
334,150	Devon Energy Corp.	19,166,844
218,900	EOG Resources, Inc.	14,372,974
99,200	Equitable Resources, Inc.	3,338,080
718,060	Exxon Mobil Corp.	43,737,034
84,600	Pogo Producing Co.	3,812,076
172,800	Sunoco, Inc.	11,852,352
69,600	Ultra Petroleum Corp.*	4,005,480

		125,506,373

Pharmaceuticals — 3.9%
24,200	Forest Laboratories, Inc.*	907,016
607,800	Merck & Co., Inc.	20,233,662
815,300	Pfizer, Inc.	19,289,998

		40,430,676

Real Estate — 3.1%
67,300	AMB Property Corp. (REIT)	3,326,639
18,800	Apartment Investment & Management Co. (REIT)	813,100
46,400	Camden Property Trust	3,312,960
55,400	CBL & Associates Properties, Inc.	2,072,514
31,700	Health Care Property Investors, Inc.	828,955
125,900	HRPT Properties Trust	1,405,044
31,600	iStar Financial, Inc.	1,203,328
36,900	Kimco Realty Corp. (REIT)	1,322,865
52,000	New Century Financial Corp. (REIT)	2,421,640
263,600	ProLogis (REIT)	13,035,020

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
32,000	Public Storage, Inc. (REIT)	$2,293,760

		32,035,825

Road & Rail — 2.2%
18,600	CSX Corp.	1,244,712
22,600	Norfolk Southern Corp.	1,192,376
216,000	Union Pacific Corp.	20,044,800

		22,481,888

Semiconductor Equipment & Products — 0.1%
58,000	Micron Technology, Inc.*	960,480

Specialty Retail — 1.7%
292,300	AutoNation, Inc.*	6,339,987
192,308	Circuit City Stores, Inc.	5,778,855
149,100	United Rentals, Inc.*	4,857,678

		16,976,520

Tobacco — 0.1%
31,400	UST, Inc.	1,381,914

Wireless Telecommunication Services — 0.2%
36,600	United States Cellular Corp.*	2,196,000

TOTAL COMMON STOCKS
		$1,000,451,225

Principal	Interest	Maturity
Amount	Rate	Date		Value
Repurchase Agreement(b) — 2.0%
Joint Repurchase Agreement Account II
$20,900,000	5.04%	06/01/2006		$20,900,000
Maturity Value: $20,903,158

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,021,351,225

Shares	Description	Value
Securities Lending Collateral — 0.2%
1,650,000	Boston Global Investment Trust — Enhanced Portfolio	$1,650,000

TOTAL INVESTMENTS — 99.7%
		$1,023,001,225
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,021,850

NET ASSETS — 100.0%		$1,026,023,075

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At May 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 Index	390	June 2006	$24,805,950	$54,703

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $20,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.040%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.050	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.040	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.040	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.050	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.050	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.050	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.000% to 5.570%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.000% to 8.500%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.750% to 7.140%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.875%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$946,679,903

Gross unrealized gain	88,586,114
Gross unrealized loss	(12,264,792)

Net unrealized security gain	$76,321,322

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Aerospace & Defense — 4.0%
259,900	Northrop Grumman Corp.	$16,810,332
36,500	Raytheon Co.	1,673,525
257,400	The Boeing Co.	21,428,550

		39,912,407

Airlines — 0.1%
15,200	Union Pacific Corp.	1,410,560

Banks — 6.7%
688,684	Bank of America Corp.	33,332,306
49,500	Bank of Hawaii Corp.	2,511,135
109,600	Golden West Financial Corp.	8,011,760
139,200	Hudson City Bancorp, Inc.	1,905,648
82,500	U.S. Bancorp	2,546,775
20,400	UnionBanCal Corp.	1,380,060
119,740	Wachovia Corp.(a)	6,406,090
31,900	Washington Mutual, Inc.	1,464,529
131,800	Wells Fargo & Co.	8,747,566
12,200	Zions Bancorp.	988,566

		67,294,435

Biotechnology — 2.7%
88,300	Amgen, Inc.*	5,968,197
41,200	Biogen Idec, Inc.*	1,921,156
94,700	Celgene Corp.*	3,925,315
184,300	Genentech, Inc.*	15,289,528

		27,104,196

Chemicals — 1.8%
211,100	Monsanto Co.	17,766,176

Commercial Services & Supplies — 1.0%
55,300	First Data Corp.	2,549,883
84,400	Global Payments, Inc.	3,931,352
50,400	Manpower, Inc.	3,317,832

		9,799,067

Communications Equipment — 2.9%
1,294,800	Cisco Systems, Inc.*	25,481,664
215,800	Tellabs, Inc.*	3,085,940

		28,567,604

Computers & Peripherals — 2.9%
741,800	Hewlett-Packard Co.	24,019,484
229,400	Western Digital Corp.*	4,668,290

		28,687,774

Diversified Financials — 7.2%
143,500	AmeriCredit Corp.*	4,167,240
105,870	Citigroup, Inc.	5,219,391
673,900	J.P. Morgan Chase & Co.	28,735,096
284,400	Merrill Lynch & Co., Inc.	20,593,404
76,100	Moody’s Corp.	3,980,030
176,000	Principal Financial, Inc.	9,618,400

		72,313,561

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunications — 3.0%
291,800	AT&T, Inc.	$7,604,308
194,300	CenturyTel, Inc.	6,946,225
252,330	Sprint Nextel Corp.	5,351,919
337,200	Verizon Communications, Inc.	10,524,012

		30,426,464

Electric Utilities — 3.2%
274,100	American Electric Power Co., Inc.	9,393,407
438,500	PG&E Corp.	17,399,680
89,300	TXU Corp.	5,116,890

		31,909,977

Electrical Equipment — 0.8%
21,200	Emerson Electric Co.	1,749,424
116,100	Energizer Holdings, Inc.*	6,067,386

		7,816,810

Electronic Equipment & Instruments — 0.3%
96,100	Jabil Circuit, Inc.	3,346,202

Energy Equipment & Services — 1.3%
205,000	Schlumberger Ltd.	13,441,850

Energy Resources — 0.3%
52,600	Ultra Petroleum Corp.*	3,027,130

Food & Beverage — 0.2%
33,200	General Mills, Inc.	1,722,748

Food & Drug Retailing — 0.9%
221,500	Safeway, Inc.	5,222,970
121,830	SUPERVALU, Inc.	3,552,563

		8,775,533

Food Products — 2.6%
453,051	Archer-Daniels-Midland Co.	18,833,330
466,900	Tyson Foods, Inc.	7,475,069

		26,308,399

Healthcare Equipment & Supplies — 0.5%
85,200	Applera Corp. — Applied Biosystems Group	2,521,920
23,200	Millipore Corp.*	1,610,080
28,700	St. Jude Medical, Inc.*	978,670

		5,110,670

Healthcare Providers & Services — 4.3%
384,300	AmerisourceBergen Corp.	16,751,637
176,300	Express Scripts, Inc.*	12,919,264
276,600	McKesson Corp.	13,691,700

		43,362,601

Hotels, Restaurants & Leisure — 0.9%
37,700	Brinker International, Inc.	1,383,590

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
168,200	Darden Restaurants, Inc.	$5,955,962
43,200	Starbucks Corp.*	1,540,080

		8,879,632

Household Durables — 0.2%
20,100	Whirlpool Corp.	1,807,392

Household Products — 3.3%
31,100	Colgate-Palmolive Co.	1,876,574
573,169	Procter & Gamble Co.	31,094,418

		32,970,992

Industrial Components — 0.2%
32,100	Eaton Corp.	2,360,634

Industrial Conglomerates — 4.1%
1,160,420	General Electric Co.	39,755,989
11,500	Reynolds American, Inc.	1,264,310

		41,020,299

Insurance — 8.6%
3,225	Alleghany Corp.*	910,418
31,400	AMBAC Financial Group, Inc.	2,516,710
475,000	American International Group, Inc.	28,880,000
152,900	Genworth Financial, Inc.	5,120,621
491,830	Loews Corp.	16,712,383
263,221	MBIA, Inc.	15,037,816
41,200	MetLife, Inc.	2,120,564
16,700	Radian Group, Inc.	1,020,704
283,400	The Chubb Corp.	14,320,202

		86,639,418

Internet — 0.6%
306,150	Liberty Media Holding Corp. — Interactive*	5,498,454

Internet Software & Services — 2.0%
54,650	Google, Inc.*	20,319,963

IT Consulting & Services — 1.9%
57,600	Accenture Ltd.	1,621,440
301,600	Computer Sciences Corp.*	16,965,000

		18,586,440

Machinery — 1.3%
172,200	Caterpillar, Inc.	12,561,990

Media — 7.0%
447,981	CBS Corp. Class B	11,607,187
433,700	Clear Channel Communications, Inc.(a)	13,357,960
61,230	Liberty Media Holding Corp. — Capital*	4,872,071
188,600	The McGraw-Hill Companies, Inc.	9,731,760
251,700	The Walt Disney Co.	7,676,850

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
1,301,890	Time Warner, Inc.	$22,405,527
26,281	Viacom, Inc. Class B*	992,108

		70,643,463

Metals & Mining — 1.5%
19,500	Newmont Mining Corp.	1,016,925
131,200	Nucor Corp.	13,811,424

		14,828,349

Oil & Gas — 7.3%
360,000	Anadarko Petroleum Corp.	17,881,200
313,100	Devon Energy Corp.(a)	17,959,416
107,400	EOG Resources, Inc.	7,051,884
272,616	Exxon Mobil Corp.(a)	16,605,041
201,500	Sunoco, Inc.	13,820,885

		73,318,426

Pharmaceuticals — 5.6%
53,800	Allergan, Inc.	5,101,316
41,900	Forest Laboratories, Inc.*	1,570,412
535,900	Merck & Co., Inc.	17,840,111
53,900	Mylan Laboratories, Inc.	1,127,049
1,304,900	Pfizer, Inc.	30,873,934

		56,512,822

Real Estate — 0.8%
38,600	Archstone-Smith Trust (REIT)	1,866,310
52,100	Kimco Realty Corp. (REIT)	1,867,785
88,800	ProLogis (REIT)	4,391,160

		8,125,255

Regional Banks — 0.3%
16,300	M&T Bank Corp.	1,876,130
38,400	Mercantile Bankshares Corp.	1,380,480

		3,256,610

Road & Rail — 0.2%
44,100	Norfolk Southern Corp.	2,326,716

Semiconductor Equipment & Products — 1.8%
285,740	Freescale Semiconductor, Inc. Class B*	8,917,945
298,400	Texas Instruments, Inc.	9,319,032

		18,236,977

Software — 1.4%
449,140	Microsoft Corp.	10,173,021
193,600	Synopsys, Inc.*	3,955,248

		14,128,269

Specialty Retail — 2.8%
439,530	AutoNation, Inc.*(a)	9,533,406
474,431	Circuit City Stores, Inc.	14,256,651

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
66,400	Office Depot, Inc.*	$2,760,248
48,800	United Rentals, Inc.*	1,589,904

		28,140,209

Textiles & Apparel — 0.3%
100,400	Coach, Inc.*	2,919,632

Tobacco — 0.3%
42,900	Altria Group, Inc.	3,103,815

Wireless — 0.1%
13,007	Embarq Corp.*	541,981

Wireless Telecommunication Services — 0.3%
43,610	United States Cellular Corp.*	2,616,600

TOTAL COMMON STOCKS
		$997,448,502

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement -(b) — 0.2%
Joint Repurchase Agreement Account II
$2,200,000	5.044%	06/01/06	$2,200,000
	Maturity Value: $2,200,308

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$999,648,502

Shares	Description	Value
Securities Lending Collateral — 3.0%
29,721,500	Boston Global Investment Trust — Enhanced Portfolio	$29,721,500

TOTAL INVESTMENTS — 102.7%
		$1,029,370,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(27,090,337)

NET ASSETS — 100.0%		$1,002,279,665

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2006
Additional information appears in the Additional Notes to the Schedule of Investments section.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At May 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P 500 Index	49	June 2006	$3,116,645	$(85,170)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“the SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.040%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.050	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.040	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.040	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.050	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.050	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.050	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.000% to 5.570%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.000% to 8.500%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.750% to 7.140%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.875%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.000% to 5.570%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.000% to 8.500%, due 08/23/2006 to 05/1/2036; U.S. Treasury Bonds, 4.750% to 7.140%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.875%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$936,403,315

Gross unrealized gain	110,013,116
Gross unrealized loss	(17,046,429)

Net unrealized security gain	$92,966,687

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Aerospace & Defense — 4.5%
136,200	Lockheed Martin Corp.	$9,873,138
26,500	Northrop Grumman Corp.	1,714,020
231,950	The Boeing Co.	19,309,837
34,500	United Technologies Corp.	2,156,940

		33,053,935

Auto Components — 0.4%
55,700	Autoliv, Inc.	3,096,920

Banks — 0.2%
23,200	U.S. Bancorp	716,184
10,900	Wells Fargo & Co.	723,433

		1,439,617

Biotechnology — 4.7%
198,200	Amgen, Inc.*	13,396,338
66,800	Biogen Idec, Inc.*	3,114,884
22,400	Cephalon, Inc.*	1,337,728
197,650	Genentech, Inc.*	16,397,044

		34,245,994

Chemicals — 1.7%
149,850	Monsanto Co.	12,611,376

Commercial Services & Supplies — 2.0%
68,000	CheckFree Corp.*	3,395,240
108,100	Global Payments, Inc.	5,035,298
53,800	Manpower, Inc.	3,541,654
23,400	Republic Services, Inc.	954,720
17,000	The Corporate Executive Board Co.	1,729,240

		14,656,152

Communications Equipment — 3.8%
1,258,500	Cisco Systems, Inc.*	24,767,280
130,000	Corning, Inc.*	3,152,500

		27,919,780

Computers & Peripherals — 3.4%
244,200	EMC Corp.*	3,125,760
346,950	Hewlett-Packard Co.	11,234,241
31,900	International Business Machines Corp.	2,548,810
403,400	Western Digital Corp.*	8,209,190

		25,118,001

Diversified Financials — 3.1%
13,800	American Express Co.	750,168
193,300	AmeriCredit Corp.*	5,613,432
18,600	Ameriprise Financial, Inc.	851,322
1,600	Chicago Mercantile Exchange Holdings, Inc.	706,080
49,300	E-Trade Financial Corp.*	1,196,511
35,000	J.P. Morgan Chase & Co.	1,492,400
12,500	Merrill Lynch & Co., Inc.	905,125

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
221,452	Moody’s Corp.	$11,581,940

		23,096,978

Diversified Telecommunication Services — 0.7%
117,100	CenturyTel, Inc.	4,186,325
2,807	Embarq Corp.*	116,982
56,147	Sprint Nextel Corp.	1,190,878

		5,494,185

Electric Utilities — 1.8%
13,000	Exelon Corp.	735,930
287,800	PG&E Corp.	11,419,904
13,300	TXU Corp.	762,090

		12,917,924

Electrical Equipment — 1.6%
72,000	Emerson Electric Co.	5,941,440
112,500	Energizer Holdings, Inc.*	5,879,250

		11,820,690

Electronic Equipment & Instruments — 1.4%
71,400	Agilent Technologies, Inc.*	2,491,146
51,700	Ingram Micro, Inc.*	892,342
111,600	Jabil Circuit, Inc.	3,885,912
39,400	Tektronix, Inc.	1,227,704
43,200	Waters Corp.*	1,799,280

		10,296,384

Energy Equipment & Services — 0.5%
28,450	Helmerich & Payne, Inc.	1,870,872
31,200	Tidewater, Inc.(a)	1,582,464

		3,453,336

Food & Drug Retailing — 1.2%
117,600	Safeway, Inc.	2,773,008
152,900	SUPERVALU, Inc.	4,458,564
61,300	The Kroger Co.	1,232,743

		8,464,315

Food Products — 1.8%
263,000	Archer-Daniels-Midland Co.	10,932,910
144,600	Tyson Foods, Inc.	2,315,046

		13,247,956

Healthcare Equipment & Supplies — 1.6%
27,700	Becton, Dickinson and Co.	1,673,911
21,700	Medtronic, Inc.	1,095,633
32,000	Millipore Corp.*	2,220,800
201,700	St. Jude Medical, Inc.*	6,877,970

		11,868,314

Healthcare Providers & Services — 5.3%
265,300	AmerisourceBergen Corp.	11,564,427
10,700	Cardinal Health, Inc.	715,937

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Healthcare Providers & Services — (continued)
21,500	Caremark Rx, Inc.	$1,031,355
167,600	Express Scripts, Inc.*	12,281,728
15,100	Humana, Inc.*	764,513
254,800	McKesson Corp.	12,612,600

		38,970,560

Hotels, Restaurants & Leisure — 3.6%
31,300	Brinker International, Inc.	1,148,710
134,800	Darden Restaurants, Inc.	4,773,268
54,953	Marriott International, Inc.	3,974,750
390,700	Starbucks Corp.*	13,928,455
47,750	Yum! Brands, Inc.	2,406,600

		26,231,783

Household Durables — 0.4%
14,200	Toro Co.	685,434
27,500	Whirlpool Corp.	2,472,800

		3,158,234

Household Products — 4.5%
57,600	Colgate-Palmolive Co.	3,475,584
540,529	Procter & Gamble Co.	29,323,698

		32,799,282

Industrial Conglomerates — 3.7%
42,200	3M Co.	3,530,452
688,700	General Electric Co.	23,594,862

		27,125,314

Insurance — 3.4%
11,900	American International Group, Inc.	723,520
326,100	Loews Corp.	11,080,878
163,048	MBIA, Inc.	9,314,932
16,200	The St. Paul Travelers Cos., Inc.	713,124
84,900	W.R. Berkley Corp.	2,918,013

		24,750,467

Internet Software & Services — 3.0%
47,025	Google, Inc.*	17,484,835
189,200	McAfee, Inc.*	4,474,580

		21,959,415

IT Consulting & Services — 2.5%
20,600	Accenture Ltd.	579,890
15,900	Automatic Data Processing, Inc.	722,973
175,950	Computer Sciences Corp.*	9,897,188
47,200	Electronic Data Systems Corp.	1,157,344
129,200	First Data Corp.	5,957,412

		18,314,807

Shares	Description	Value
Common Stocks — (continued)
Machinery — 2.3%
175,100	Caterpillar, Inc.	$12,773,545
51,700	Eaton Corp.	3,802,018

		16,575,563

Media — 6.3%
231,359	CBS Corp. Class B	5,994,512
142,300	Clear Channel Communications, Inc.	4,382,840
56,165	Liberty Media Holding Corp. — Capital*	4,469,049
280,825	Liberty Media Holding Corp. — Interactive*	5,043,617
113,700	The McGraw-Hill Companies, Inc.	5,866,920
211,400	The Walt Disney Co.	6,447,700
674,900	Time Warner, Inc.	11,615,029
70,300	Univision Communications, Inc.*	2,527,285

		46,346,952

Metals & Mining — 0.3%
27,700	Southern Copper Corp.(a)	2,358,655

Multiline Retail — 1.0%
27,800	Costco Wholesale Corp.	1,471,454
24,900	Dillard’s, Inc.	677,778
21,000	Nordstrom, Inc.	773,430
85,000	Wal-Mart Stores, Inc.	4,118,250

		7,040,912

Oil & Gas — 3.1%
53,000	Anadarko Petroleum Corp.	2,632,510
128,400	Devon Energy Corp.	7,365,024
73,000	EOG Resources, Inc.	4,793,180
116,050	Sunoco, Inc.	7,959,869

		22,750,583

Pharmaceuticals — 7.3%
118,500	Allergan, Inc.(a)	11,236,170
21,400	Endo Pharmaceuticals Holdings, Inc.*	627,876
60,100	Hospira, Inc.*	2,693,081
412,000	Johnson & Johnson	24,810,640
306,100	Merck & Co., Inc.	10,190,069
52,600	Mylan Laboratories, Inc.	1,099,866
24,800	Pfizer, Inc.	586,768
43,600	Wyeth	1,994,264

		53,238,734

Real Estate — 0.5%
54,000	ProLogis (REIT)	2,670,300
7,900	SL Green Realty Corp.	783,759

		3,454,059

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — 1.6%
86,300	J.B. Hunt Transportation Services, Inc.	$2,111,761
154,600	Norfolk Southern Corp.	8,156,696
15,600	Union Pacific Corp.	1,447,680

		11,716,137

Semiconductor Equipment & Products — 4.7%
242,100	Advanced Micro Devices, Inc.*	7,478,469
356,000	Freescale Semiconductor, Inc. Class B*	11,110,760
44,450	Intel Corp.	800,989
95,200	LSI Logic Corp.*	926,296
324,500	Micron Technology, Inc.*	5,373,720
269,800	Texas Instruments, Inc.	8,425,854

		34,116,088

Software — 4.5%
155,700	Autodesk, Inc.*	5,665,923
128,000	Cadence Design Systems, Inc.*	2,309,120
26,300	Cerner Corp.*	998,874
35,400	Fair Isaac Corp.	1,259,178
15,400	Intuit Inc.*	851,466
940,000	Microsoft Corp.	21,291,000
23,100	Red Hat, Inc.*	605,682

		32,981,243

Specialty Retail — 3.2%
209,000	AutoNation, Inc.*	4,533,210
49,900	Best Buy Co., Inc.	2,644,700
401,823	Circuit City Stores, Inc.	12,074,781
31,200	Lowe’s Companies, Inc.	1,943,136
24,950	Men’s Wearhouse, Inc.	845,057
38,400	United Rentals, Inc.*	1,251,072

		23,291,956

Textiles & Apparel — 0.9%
228,696	Coach, Inc.*	6,650,480

Tobacco — 1.8%
148,050	Altria Group, Inc.	10,711,418
51,200	UST, Inc.	2,253,312

		12,964,730

Trading Companies & Distributors — 0.2%
26,300	MSC Industrial Direct Co., Inc.	1,215,849

Wireless Telecommunication Services — 0.0%
9,400	Telephone & Data Systems, Inc. Special Shares	359,550

TOTAL COMMON STOCKS
		$721,173,210

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.3%
Joint Repurchase Agreement Account II
$9,400,000	5.045%	06/01/06	$9,400,000
Maturity Value: $9,401,317

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$730,573,210

Shares	Description	Value
Securities Lending Collateral — 1.7%
12,307,850	Boston Global Investment Trust — Enhanced Portfolio	$12,307,850

TOTAL INVESTMENTS — 101.5%
		$742,881,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(11,233,894)

NET ASSETS — 100.0%		$731,647,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At May 31, 2006, the following futures contract was open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 Index	175	June 2006	$11,130,875	$27,935

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $9,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.040%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.050	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.040	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.040	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.050	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.050	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.050	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.000% to 5.570%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.000% to 8.500%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.750% to 7.140%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.875%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$700,847,912

Gross unrealized gain	59,642,163
Gross unrealized loss	(17,609,015)

Net unrealized security gain	$42,033,148

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 2.4%
176,900	AAR Corp.*	$4,259,752
84,900	Kaman Corp.	1,579,140
69,950	Triumph Group, Inc.*	3,303,739
139,350	United Industrial Corp.(a)	6,850,446

		15,993,077

Air Freight & Couriers — 0.2%
35,600	EGL, Inc.*	1,604,492

Airlines — 0.9%
155,650	Alaska Air Group, Inc.*	6,029,881

Auto Components — 0.1%
18,200	Keystone Automotive Industries, Inc.*	733,824

Banks — 7.2%
13,500	Accredited Home Lenders Holding Co.*(a)	701,190
160,250	Bank of Hawaii Corp.	8,129,482
18,400	Cathay General Bancorp.	660,376
71,700	City National Corp.	5,214,741
148,900	Corus Bankshares, Inc.(a)	4,206,425
29,550	First Charter Corp.	707,427
10,050	First Citizens BancShares, Inc.	1,897,540
32,700	First Indiana Corp.	857,394
400	First Regional Bancorp.*	34,140
60,300	FirstFed Financial Corp.*(a)	3,487,752
19,175	IBERIABANK Corp.	1,167,566
23,500	International Bancshares Corp.	669,750
24,000	Mid-State Bancshares	634,560
95,200	Nara Bancorp, Inc.	1,846,880
122,210	PFF Bancorp, Inc.	4,155,140
14,281	Preferred Bank	754,608
15,600	PrivateBancorp, Inc.	687,648
38,800	Provident Financial Services, Inc.	712,368
186,050	SVB Financial Group*	8,971,331
22,950	TriCo Bancshares	621,716
46,400	United Community Financial Corp.	534,064
88,300	Wilshire Bancorp, Inc.	1,562,027

		48,214,125

Biotechnology — 2.6%
319,750	Alkermes, Inc.*(a)	6,337,445
61,600	Applera Corp. — Celera Genomics Group*	689,920
152,000	Cephalon, Inc.*(a)	9,077,440
70,800	Millennium Pharmaceuticals, Inc.*	606,048
43,800	PDL BioPharma, Inc.*	886,950

		17,597,803

Building Products — 0.8%
33,054	Crane Co.	1,328,110
37,468	Griffon Corp.*	1,016,881

Shares	Description	Value
Common Stocks — (continued)
Building Products — (continued)
31,600	Universal Forest Products, Inc.	$2,077,068
6,000	USG Corp.*(a)	552,480

		4,974,539

Chemicals — 0.9%
50,667	A. Schulman, Inc.	1,223,608
38,300	Innospec, Inc.	924,945
82,103	NewMarket Corp.	3,973,785

		6,122,338

Commercial Services & Supplies — 5.7%
184,600	Administaff, Inc.	7,094,178
205,384	Arbitron, Inc.	8,186,606
280,900	CSG Systems International, Inc.*	6,539,352
34,300	FTI*	905,177
111,800	Global Payments, Inc.	5,207,644
25,900	Labor Ready, Inc.*	599,585
31,827	NCO Group, Inc.*	837,369
77,200	Pre-Paid Legal Services, Inc.(a)	2,697,368
446,706	Spherion Corp.*	3,734,462
64,400	StarTek, Inc.	971,152
51,400	TeleTech Holdings, Inc.*	618,856
62,700	The Standard Register Co.	813,846

		38,205,595

Communications Equipment — 0.9%
30,900	Anaren, Inc.*	607,494
48,200	DSP Group, Inc.*	1,267,178
113,000	Polycom, Inc.*	2,439,670
103,500	Tellabs, Inc.*	1,480,050

		5,794,392

Computers & Peripherals — 2.6%
114,500	Hypercom Corp.*	1,238,890
203,800	Intergraph Corp.*	7,245,090
155,531	Komag, Inc.*(a)	6,459,202
25,345	Seagate Technology*	591,806
71,200	Synaptics, Inc.*	1,686,016

		17,221,004

Construction & Engineering — 0.9%
131,000	EMCOR Group, Inc.*	6,299,790

Construction Materials — 1.0%
141,600	Eagle Materials, Inc.(a)	6,900,168

Distributors — 2.0%
190,770	Brightpoint, Inc.*	4,078,663
62,228	Handleman Co.(a)	530,182
130,800	WESCO International, Inc.*	8,598,792

		13,207,637

Diversified Financials — 3.0%
189,600	CBIZ, Inc.*(a)	1,564,200
157,100	CompuCredit Corp.*(a)	6,010,646

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
17,600	Greenhill & Co., Inc.(a)	$1,045,440
56,750	Investment Technology Group, Inc.*	2,684,275
74,100	optionsXpress Holdings, Inc.	2,134,821
24,800	Piper Jaffray Cos., Inc.*	1,569,592
63,900	Portfolio Recovery Associates, Inc.*	3,148,353
46,000	World Acceptance Corp.*	1,479,820

		19,637,147

Diversified Telecommunication Services — 0.4%
32,900	Commonwealth Telephone Enterprises, Inc.	1,087,345
4,658	CT Communications, Inc.	75,646
93,400	Ditech Networks, Inc.*	844,336
25,500	RCN Corp.*	669,885
1,233	TALK America Holdings, Inc.*	9,617

		2,686,829

Electric Utilities — 0.4%
47,243	Reliant Energy, Inc.*	550,381
135,200	Sierra Pacific Resources*(a)	1,872,520
3,268	UIL Holdings Corp.	180,492

		2,603,393

Electrical Equipment — 1.9%
102,000	A.O. Smith Corp.	4,482,900
27,200	Acuity Brands, Inc.	1,085,280
15,100	Encore Wire Corp.*	576,669
68,100	General Cable Corp.*	2,196,906
38,400	The Genlyte Group, Inc.*	2,679,552
46,400	Woodward Governor Co.	1,469,024

		12,490,331

Electronic Equipment & Instruments — 2.8%
88,500	Coherent, Inc.*	2,914,305
251,650	Exar Corp.*	3,321,780
21,900	Itron, Inc.*	1,309,620
67,150	Methode Electronics, Inc.	640,611
135,150	Plexus Corp.*	5,315,450
56,300	Technitrol, Inc.	1,284,766
91,600	Teledyne Technologies, Inc.*	3,137,300
48,000	TTM Technologies, Inc.*	701,280

		18,625,112

Energy Equipment & Services — 2.4%
20,065	Hornbeck Offshore Services, Inc.*	710,301
75,900	Parker Drilling Co.*	560,142
43,600	TETRA Technologies, Inc.*	1,266,144
73,050	Universal Compression Holdings, Inc.*	4,245,666

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
196,100	Veritas DGC, Inc.*(a)	$9,261,803

		16,044,056

Food & Drug Retailing — 2.7%
85,725	Flowers Foods, Inc.	2,492,026
146,781	Longs Drug Stores Corp.	6,757,797
169,550	Pathmark Stores, Inc.*	1,585,293
43,809	Performance Food Group Co.*	1,427,735
487,000	Terra Industries, Inc.*(a)	3,637,890
63,400	The Great Atlantic & Pacific Tea Co., Inc.	1,597,680
12,800	The Pantry, Inc.*	739,840

		18,238,261

Food Products — 1.0%
1,106	Seaboard Corp.	1,451,072
142,700	USANA Health Sciences, Inc.*(a)	5,366,947

		6,818,019

Gas Utilities — 0.1%
19,500	Nicor, Inc.(a)	799,110

Health Care Equipment & Supplies — 6.0%
1,400	1-800 Contacts, Inc.*(a)	20,566
306,600	Applera Corp. — Applied Biosystems Group	9,075,360
42,400	ArthroCare Corp.*	1,790,976
9,600	Bio-Rad Laboratories, Inc.*	637,632
37,800	Candela Corp.*	650,916
19,700	Computer Programs and Systems, Inc.	791,546
145,800	Haemonetics Corp.*	7,362,900
44,900	Hologic, Inc.*	1,773,101
188,550	Immucor, Inc.*	3,429,724
138,200	Mentor Corp.	5,581,898
84,900	Molecular Devices Corp.*(a)	2,440,026
90,400	SurModics, Inc.*(a)	3,517,464
112,200	Viasys Healthcare, Inc.*	2,826,318

		39,898,427

Health Care Providers & Services — 1.8%
37,918	Cantel Medical Corp.*	523,648
95,700	Genesis HealthCare Corp.*	4,504,599
38,958	Gentiva Health Services, Inc.*	676,700
26,153	Kindred Healthcare, Inc.*	663,240
75,650	Odyssey HealthCare, Inc.*	1,233,852
35,800	PSS World Medical, Inc.*	635,808
6,336	Radiation Therapy Services, Inc.*	153,775
117,900	Stewart Enterprises, Inc.	670,851
86,750	Sunrise Senior Living, Inc.*	2,905,257

		11,967,730

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 4.6%
32,900	Bob Evans Farms, Inc.	$917,581
16,800	Brinker International, Inc.	616,560
170,500	Choice Hotels International, Inc.	9,218,935
167,700	Domino’s Pizza, Inc.	3,971,136
87,800	Landry’s Restaurants, Inc.	2,687,558
52,338	Lone Star Steakhouse & Saloon, Inc.	1,362,358
32,300	O’Charley’s, Inc.*	537,795
225,600	Papa John’s International, Inc.*	7,097,376
526,700	Six Flags, Inc.*(a)	4,424,280

		30,833,579

Household Durables — 1.3%
222,100	American Greetings Corp.(a)	4,995,029
106,000	Furniture Brands International, Inc.(a)	2,281,120
74,100	Kimball International, Inc. Class B	1,111,500
31,147	Universal Electronics, Inc.*	554,105

		8,941,754

Insurance — 3.5%
47,500	Argonaut Group, Inc.*	1,461,100
23,781	FBL Financial Group, Inc.	850,884
300,600	Fremont General Corp.	6,081,138
113,000	LandAmerica Financial Group, Inc.(a)	7,561,960
188,050	Stewart Information Services Corp.	7,147,781

		23,102,863

Internet Software & Services — 3.4%
197,550	Digital Insight Corp.*	6,390,742
73,800	EarthLink, Inc.*	614,754
44,594	J2 Global Communications, Inc.*(a)	1,184,417
623,366	RealNetworks, Inc.*	5,897,042
318,600	United Online, Inc.	3,797,712
218,800	Websense, Inc.*	4,846,420

		22,731,087

IT Consulting & Services — 0.5%
145,200	Agilysys, Inc.	2,395,800
47,958	Redback Networks, Inc.*	1,145,717

		3,541,517

Machinery — 2.9%
22,750	Barnes Group, Inc.	939,348
234,300	JLG Industries, Inc.	5,096,025
56,100	NACCO Industries, Inc.	8,015,568
55,500	Reliance Steel & Aluminum Co.	4,473,855
18,200	SPX Corp.	957,502

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
2,269	Sun Hydraulics Corp.	$44,699

		19,526,997

Media — 0.7%
2,650	Cox Radio, Inc.*	37,286
161,500	Netflix, Inc.*(a)	4,471,935

		4,509,221

Metals & Mining — 3.1%
75,050	Chaparral Steel Co.*	4,610,321
66,449	Quanex Corp.	2,612,775
331,300	Ryerson Tull, Inc.(a)	8,646,930
35,700	Steel Dynamics, Inc.	2,073,813
215,800	USEC, Inc.	2,602,548

		20,546,387

Multi-Utilities — 0.5%
136,800	Avista Corp.	3,043,800

Multiline Retail — 0.1%
14,000	Dillard’s, Inc.	381,080

Office Electronics — 0.7%
356,539	IKON Office Solutions, Inc.	4,606,484

Oil & Gas — 3.7%
57,550	Berry Petroleum Co.	3,573,855
13,800	Cabot Oil & Gas Corp.	605,406
65,000	Denbury Resources, Inc.*	2,054,000
37,100	Encore Acquisition Co.*	985,376
20,200	Equitable Resources, Inc.	679,730
181,550	KCS Energy, Inc.*	5,116,079
73,400	St. Mary Land & Exploration Co.	2,869,206
191,900	Swift Energy Co.*	7,706,704
68,000	TransMontaigne, Inc.*	782,000

		24,372,356

Paper & Forest Products — 0.1%
77,900	Buckeye Technologies, Inc.*	608,399

Personal Products — 0.2%
55,700	Parlux Fragrances, Inc.*(a)	1,535,092

Pharmaceuticals — 1.6%
255,350	Alpharma,Inc.	5,980,297
110,200	Endo Pharmaceuticals Holdings, Inc.*	3,233,268
87,150	Perrigo Co.	1,465,863

		10,679,428

Real Estate — 6.5%
13,400	Acadia Realty Trust	286,626
48,600	American Home Mortgage Investment Corp.	1,621,782
26,300	Capital Lease Funding, Inc.	312,970

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
178,800	Commercial Net Lease Realty	$3,450,840
22,700	Cousins Properties, Inc.	685,994
47,900	Entertainment Properties Trust	1,966,295
28,100	Equity One, Inc.	623,820
244,350	FelCor Lodging Trust, Inc.	5,084,924
22,700	Highwoods Properties, Inc.	703,700
217,500	HRPT Properties Trust	2,427,300
81,200	Inland Real Estate Corp.	1,149,792
79,300	Jer Investors Trust, Inc.	1,239,459
21,500	Jones Lang LaSalle, Inc.	1,709,465
110,350	National Health Investors, Inc.	2,952,966
34,000	Nationwide Health Properties, Inc.	713,660
185,600	New Century Financial Corp. (REIT)(a)	8,643,392
43,800	New Plan Excel Realty Trust	1,034,118
73,800	NorthStar Realty Finance Corp.	816,228
31,025	PS Business Parks, Inc.	1,648,979
339,050	Senior Housing Properties Trust	5,835,050
18,500	Trammell Crow Co.*	640,655

		43,548,015

Road & Rail — 1.0%
128,900	Dollar Thrifty Automotive Group, Inc.*	5,862,372
20,500	Pacer International, Inc.	604,955

		6,467,327

Semiconductor Equipment & Products — 3.3%
423,800	Applied Micro Circuits Corp.*	1,245,972
509,193	Atmel Corp.*	2,444,126
567,913	Cirrus Logic, Inc.*	4,645,528
130,400	LSI Logic Corp.*	1,268,792
353,550	MPS Group, Inc.*	5,317,392
74,500	Netlogic Microsystems, Inc.*	2,433,170
15,671	Photronics, Inc.*	264,370
123,898	PortalPlayer, Inc.*(a)	1,245,175
67,800	Trident Microsystems, Inc.*	1,497,024
52,200	Zoran Corp.*	1,291,950

		21,653,499

Software — 2.4%
65,600	ANSYS, Inc.*	3,308,864
62,000	Blackbaud, Inc.	1,191,020
28,900	Eclipsys Corp.*	561,816
69	Entrust, Inc.*	221
186,800	Lawson Software, Inc.*	1,260,900
18,800	MicroStrategy, Inc.*	1,774,344
90,100	NetIQ Corp.*	1,096,517
22,700	Red Hat, Inc.*	595,194

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
5,593	SeaChange International, Inc.*	$34,900
103,800	Synopsys, Inc.*	2,120,634
27,000	The Ultimate Software Group, Inc.*	612,630
225,289	TradeStation Group, Inc.*(a)	3,133,770

		15,690,810

Specialty Retail — 5.4%
129,000	Building Materials Holding Corp.(a)	3,679,080
107,000	Charlotte Russe Holdings, Inc.*	2,271,610
223,657	Circuit City Stores, Inc.	6,720,893
142,400	Dress Barn, Inc.*(a)	3,330,736
28,200	Group 1 Automotive, Inc.	1,713,714
211,000	Payless ShoeSource, Inc.*	5,629,480
111,700	Sonic Automotive, Inc.	2,672,981
171,800	Stage Stores, Inc.	5,592,090
27,400	United Auto Group, Inc.	1,154,636
95,200	United Rentals, Inc.*	3,101,616

		35,866,836

Textiles & Apparel — 1.3%
113,397	Guess?, Inc.*	4,701,440
82,500	Hartmarx Corp.*	616,275
48,700	Kellwood Co.	1,518,953
29,950	Perry Ellis International, Inc.*	723,592
38,000	Skechers U.S.A., Inc.*	1,020,680
675	Steven Madden, Ltd.*	21,586

		8,602,526

TOTAL COMMON STOCKS
		$649,496,137

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement (b) — 1.3%
Joint Repurchase Agreement Account II
$9,000,000	5.04%	06/01/2006	$9,000,000
Maturity Value: $9,001,261

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$658,496,137

Shares	Description	Value
Securities Lending Collateral — 15.9%
106,189,750	Boston Global Investment Trust — Enhanced Portfolio	$106,189,750

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

TOTAL INVESTMENTS — 114.7%
$764,685,887
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.7)%	(97,819,459)

NET ASSETS — 100.0%	$666,866,428

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At May 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell 2000 Index	190	June 2006	$13,721,800	$(28,157)

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $9,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.040%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.050	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.040	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.040	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.050	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.050	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.050	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.000% to 5.570%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.000% to 8.500%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.750% to 7.140%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.875%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$692,754,112

Gross unrealized gain	87,601,965
Gross unrealized loss	(15,670,190)

Net unrealized security gain	$71,931,775

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 94.5%
Australia — 1.8%
1,117	APN News & Media Ltd. (Media)	$4,379
14,179	Aristocrat Leisure Ltd.(a) (Hotels, Restaurants &
	Leisure)	143,885
33,734	Australia & New Zealand Banking Group Ltd. (Banks)	673,865
27,432	Australian Stock Exchange Ltd. (Diversified Financials)	631,841
595,345	AXA Asia Pacific Holdings Ltd. (Insurance)	2,684,249
95,204	CFS Gandel Retail Trust (Real Estate)	133,776
125,233	Commonwealth Bank of Australia (Banks)	4,081,294
213,402	Commonwealth Property Office Fund (Real Estate)	214,779
34,077	CSL Ltd. (Pharmaceuticals)	1,328,079
58,195	CSR Ltd. (Construction Materials)	157,184
217,021	DB RREEF Trust (Real Estate)	240,883
243,527	General Property Trust (Real Estate)	747,800
33,731	Harvey Norman Holdings Ltd. (Multiline Retail)	98,041
447,140	ING Industrial Fund (Real Estate)	705,253
239,221	Investa Property Group (Real Estate)	366,125
84,147	James Hardie Industries NV (Construction Materials)	536,686
161,958	Leighton Holdings Ltd. (Construction & Engineering)	2,109,866
16,836	Macquarie Infrastructure Group (Transportation Infrastructure)	42,999
50,115	Mirvac Group (Real Estate)	161,680
23,920	National Australia Bank Ltd. (Banks)	635,415
404,784	Qantas Airways Ltd. (Airlines)	964,722
99,866	QBE Insurance Group Ltd. (Insurance)	1,616,771
146,204	Rio Tinto Ltd.(a) (Metals & Mining)	8,612,937
300,494	Santos Ltd. (Oil & Gas)	2,612,477
197,301	Stockland (Real Estate)	1,003,001
40,595	Suncorp-Metway Ltd. (Banks)	572,041
335,541	Symbion Health Ltd. (Air Freight & Couriers)	794,272
556,284	Telstra Corp. Ltd.(a) (Diversified
	Telecommunication Services)	1,557,343
104,741	Westpac Banking Corp. (Banks)	1,821,618
7,670	Woodside Petroleum Ltd. (Oil & Gas)	253,998

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
107,049	Woolworths Ltd. (Food & Drug Retailing)	$1,503,126

		37,010,385

Austria — 2.1%
7,346	Andritz AG (Machinery)	1,173,079
8,631	Boehler-Uddeholm AG(a) (Metals & Mining)	1,795,786
4,560	Flughafen Wien AG*(a) (Transportation
	Infrastructure)	336,077
160,000	Oesterreichische Elektrizitaetswirtschafts AG
	(Verbund)(a) (Electric Utilities)	7,329,709
433,407	Telekom Austria AG(a) (Diversified
	Telecommunication Services)	9,731,845
162,713	voestalpine AG(a) (Metals & Mining)	23,100,531

		43,467,027

Belgium — 3.3%
48,377	Bekaert NV(a) (Electrical Equipment)	4,977,823
1,360	Cofinimmo (Real Estate)	229,214
8,761	Compagnie Maritime Belge SA (Marine)	228,255
66,733	Delhaize Group(a) (Food & Drug Retailing)	4,285,307
69,087	Dexia (Banks)	1,695,270
1,529,714	Fortis(a) (Diversified Financials)	55,842,025
42,324	UCB SA (Pharmaceuticals)	2,212,331

		69,470,225

Denmark — 0.7%
6,000	Bang & Olufsen A/S Class B (Household Durables)	705,506
315,800	Danske Bank A/S (Banks)	12,061,321
115,700	H. Lundbeck A/S(a) (Pharmaceuticals)	2,547,098

		15,313,925

Finland — 1.8%
193,200	Metso Corp. (Machinery)	6,884,229
1,450,750	Nokia Oyj(a) (Communications Equipment)	31,113,521

		37,997,750

France — 9.3%
532,572	BNP Paribas SA(a) (Banks)	49,687,807
553,653	Bouygues SA (Wireless Telecommunication Services)	30,114,699

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
204,038	Business Objects SA*(a) (Software)	$6,005,573
449,397	Cap Gemini SA(a) (IT Consulting & Services)	24,677,039
50,143	Casino Guichard-Perrachon SA(a) (Food & Drug Retailing)	3,839,216
59,986	Credit Agricole SA(a) (Banks)	2,240,169
278,705	European Aeronautic Defence & Space Co. (Aerospace & Defense)	9,937,455
135,000	Gaz de France (GDF)(a) (Oil & Gas)	4,732,102
86,285	Pinault-Printemps-Redoute SA(a) (Multiline Retail)	10,708,482
185,484	Publicis Groupe (Media)	7,500,156
114,246	Schneider Electric SA(a) (Electrical Equipment)	11,859,852
42,678	Societe BIC SA(a) (Commercial Services & Supplies)	2,857,465
37,258	Societe Generale Series A(a) (Banks)	5,745,647
230,264	Sodexho Alliance SA (Hotels, Restaurants & Leisure)	10,294,623
402,843	STMicroelectronics NV(a) (Semiconductor Equipment & Products)	6,593,053
3,062	Unibail (Real Estate)	503,785
211,253	Vivendi Universal SA (Media)	7,585,311

		194,882,434

Germany — 10.1%
695,606	BASF AG(a) (Chemicals)	56,680,534
53,726	Commerzbank AG(a) (Banks)	2,024,620
509,622	Deutsche Bank AG(a) (Banks)	58,649,010
18,287	Deutsche Boerse AG (Diversified Financials)	2,377,345
1,150,271	Deutsche Lufthansa AG (Airlines)	20,150,145
169,288	E.ON AG (Electric Utilities)	19,627,515
49,681	Fresenius Medical Care AG(a) (Healthcare Providers & Services)	5,578,948
43,534	Hochtief AG (Construction & Engineering)	2,564,295
55,335	Linde AG (Machinery)	4,583,395
270,801	Merck KGaA(a) (Pharmaceuticals)	27,795,068
11,169	Muenchener Rueckversicherungs-Gesellschaft AG(a)(Insurance)	1,515,485
48,481	Schering AG (Private Placement)	5,286,096

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
129,585	ThyssenKrupp AG(a) (Metals & Mining)	$4,448,504
5,416	Wincor Nixdorf AG (Computers & Peripherals)	723,605

		212,004,565

Hong Kong — 3.0%
400,000	ASM Pacific Technology Ltd. (Semiconductor Equipment & Products)	2,056,589
1,088,500	Boc Hong Kong Holdings Ltd. (Banks)	2,099,731
2,525,000	Cathay Pacific Airways Ltd. (Airlines)	4,139,078
574,000	Cheung Kong (Holdings) Ltd. (Real Estate)	6,194,798
1,480,500	CLP Holdings Ltd. (Electric Utilities)	8,487,877
56,000	Esprit Holdings Ltd. (Specialty Retail)	450,575
897,000	Henderson Land Development Co. Ltd. (Real Estate)	4,664,745
604,000	Hong Kong Electric Holdings Ltd. (Electric Utilities)	2,659,862
608,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	4,071,695
643,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	5,828,846
730,500	Link REIT* (Real Estate)	1,421,763
1,504,000	New World Development Co., Ltd. (Real Estate)	2,407,339
232,000	Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	451,557
180,000	Sino Land Co. Ltd. (Real Estate)	274,786
119,500	Swire Pacific Ltd. Series A (Diversified Financials)	1,126,662
581,000	Television Broadcasts Ltd. (Media)	3,347,581
260,000	Texwinca Holdings Ltd. (Textiles & Apparel)	178,582
773,600	The Bank of East Asia Ltd. (Banks)	2,936,023
2,120,000	The Wharf (Holdings) Ltd. (Real Estate)	7,532,792
194,500	Wing Hang Bank Ltd. (Banks)	1,737,407
298,500	Yue Yuen Industrial (Holdings) Ltd. (Specialty Retail)	817,619

		62,885,907

Italy — 3.8%
2,893,776	Banca Monte dei Paschi di Siena S.p.A.(a) (Banks)	16,873,648

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
230,999	Banca Popolare di Verona e Novara Scrl(a) (Banks)	$6,324,011
147,379	Benetton Group S.p.A. (Textiles & Apparel)	2,196,122
329,252	Eni S.p.A. (Oil & Gas)	9,928,061
1,692,105	Fiat S.p.A.*(a) (Automobiles)	22,693,651
622,728	Finmeccanica S.p.A. (Aerospace & Defense)	14,330,647
483,753	Intesa Banca S.p.A.(a) (Banks)	2,575,724
203,251	Italcementi S.p.A.(a) (Construction Materials)	4,938,349

		79,860,213

Japan — 25.2%
29,800	Aderans Co., Ltd. (Personal Products)	827,106
64,000	Aisin Seiki Co., Ltd. (Auto Components)	2,201,384
75,000	Ajinomoto Co., Inc. (Food Products)	887,646
1,066,500	Alps Electric Co., Ltd. (Electronic Equipment & Instruments)	14,000,124
786,000	AMADA Co., Ltd. (Machinery)	8,018,429
120,600	Aoyama Trading Co., Ltd. (Specialty Retail)	3,858,104
51,700	Autobacs Seven Co., Ltd. (Specialty Retail)	2,244,108
63,000	Canon Sales Co., Inc. (Office Electronics)	1,341,145
202,000	Central Glass Co., Ltd. (Building Products)	1,191,212
254	Central Japan Railway Co. (Road & Rail)	2,535,195
836,000	Dai Nippon Printing Co., Ltd. (Commercial Services & Supplies)	13,805,859
7,000	DAIICHI SANKYO Co. Ltd. (Pharmaceuticals)	191,320
2,902,000	Daiwa Securities Group, Inc. (Diversified Financials)	36,027,735
870	East Japan Railway Co. (Road & Rail)	6,226,140
214,000	FUJI ELECTRIC HOLDINGS Co. Ltd. (Electrical Equipment)	1,145,893
24,900	Fuji Soft ABC, Inc. (Software)	808,877
365,000	Fujikura Ltd. (Electrical Equipment)	4,125,166
728,000	Gunze Ltd. (Textiles & Apparel)	4,352,824
	Hankyu Department Stores, Inc.(a) (Multiline
805,000	Retail)	6,891,887
151,000	Hino Motor, Ltd.(a) (Machinery)	881,423
3,276,000	Hitachi Ltd. (Electronic Equipment & Instruments)	22,244,315

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
107,200	Hokkaido Electric Power Co., Inc. (Electric Utilities)	$2,518,400
598,200	Honda Motor Co. Ltd. (Automobiles)	39,444,899
224	Japan Prime Realty Investment Corp. (Real Estate)	724,775
20	Japan Real Estate Investment Corp. (Real Estate)	181,247
20	Japan Retail Fund Investment Corp. (Real Estate)	163,458
34,000	Kansai Electric Power Co., Inc, (Electric Utilities)	810,192
94,000	Kirin Brewery Co., Ltd. (Beverages)	1,504,761
164,000	Kubota Corp. (Machinery)	1,530,363
16,800	Kyushu Electric Power Co., Inc. (Electric Utilities)	390,363
58,200	Lawson, Inc. (Food & Drug Retailing)	2,121,426
41,300	Leopalace21 Corp. (Real Estate)	1,246,758
98,800	Makita Corp. (Household Durables)	3,083,422
681,000	Matsushita Electric Industrial Co., Ltd. (Household Durables)	14,818,077
1,325,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	8,766,983
1,926,000	Mitsubishi Heavy Industries Ltd. (Machinery)	8,564,985
149	Mitsubishi Tokyo Financial Group, Inc. (Banks)	2,047,365
1,773,000	Mitsui Chemicals, Inc. (Chemicals)	12,531,693
118,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	1,451,555
184,000	Nichirei Corp. (Food Products)	999,003
71,500	Nintendo Co., Ltd. (Software)	12,049,506
85	Nippon Building Fund, Inc. (Real Estate)	869,638
2,716,000	Nippon Oil Corp. (Oil & Gas)	19,943,802
9,776,000	Nippon Steel Corp. (Metals & Mining)	36,715,419
6,643	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	32,877,147
1,164,000	Nippon Yusen Kabushiki Kaisha (Marine)	7,553,897
376,000	Nishi-Nippon City Bank Ltd. (Banks)	1,750,982
376,000	Nisshin Seifun Group, Inc. (Food Products)	4,066,196

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
23,000	Nomura Research Institute Ltd. (IT Consulting & Services)	$2,732,572
73,000	NSK Ltd. (Machinery)	618,897
729	NTT Data Corp. (IT Consulting & Services)	3,102,580
552,000	Obayashi Corp. (Construction & Engineering)	3,917,187
477,000	Osaka Gas Co., Ltd. (Gas Utilities)	1,668,172
39,600	Q.P. Corp. (Food Products)	372,352
177,000	Ricoh Co., Ltd. (Office Electronics)	3,467,942
53,400	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,336,941
391,000	Seino Transportation Co., Ltd. (Road & Rail)	4,104,094
123,600	Shimachu Co., Ltd. (Specialty Retail)	3,435,065
475,000	Shionogi & Co., Ltd. (Pharmaceuticals)	8,577,289
1,848,000	Sompo Japan Insurance, Inc. (Insurance)	23,595,176
663,400	Sony Corp. (Household Durables)	29,942,149
771,000	Sumitomo Chemical Co., Ltd. (Chemicals)	6,646,956
1,227,200	Sumitomo Electric Industries Ltd. (Electrical Equipment)	17,645,929
2,515	Sumitomo Mitsui Financial Group, Inc. (Banks)	25,705,923
53,200	Suzuken Co., Ltd. (Healthcare Providers & Services)	2,197,219
96,000	Tanabe Seiyaku Co., Ltd. (Pharmaceuticals)	1,172,546
619,000	The Bank of Fukuoka Ltd. (Banks)	4,523,800
790,000	The Bank of Yokohama Ltd. (Banks)	5,643,705
130,000	The Chiba Bank Ltd. (Banks)	1,175,196
360,000	The Sumitomo Trust & Banking Co., Ltd. (Diversified Financials)	3,463,613
159,000	Tokyu Land Corp. (Real Estate)	1,200,943
894,000	Toppan Printing Co., Ltd. (Commercial Services & Supplies)	11,229,720
276,000	Toshiba Corp. (Computers & Peripherals)	1,862,463
34,000	Toyo Suisan Kaisha Ltd. (Food Products)	563,774
33,000	UNY Co., Ltd. (Multiline Retail)	518,029

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
842	West Japan Railway Co. (Road & Rail)	$3,576,483

		526,528,919

Netherlands — 7.5%
2,663,543	Aegon NV(a) (Insurance)	44,424,964
388,065	ASML Holding NV*(a) (Semiconductor Equipment & Products)	7,868,080
113,461	Heineken NV(a) (Beverages)	4,535,976
2,491,041	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	28,609,618
43,502	Koninklijke (Royal) Philips Electronics NV (Household Durables)	1,373,224
156,240	Koninklijke DSM NV(a) (Chemicals)	6,629,509
52,708	Oce NV(a) (Office Electronics)	831,453
65,377	Rodamco Europe NV (Real Estate)	6,476,244
465,444	Royal Dutch Shell PLC ADR Series B (Oil & Gas)	15,426,196
258,841	TNT NV (Air Freight & Couriers)	9,528,356
1,272,484	Unilever NV(a) (Food Products)	28,823,137
66,925	Vedior NV (Commercial Services & Supplies)	1,436,255

		155,963,012

Norway — 6.7%
60,000	DNB NOR ASA (Banks)	771,866
2,915,600	Norsk Hydro ASA(a) (Oil & Gas)	82,139,612
596,300	Orkla ASA (Beverages)	29,446,858
828,000	Statoil ASA(a) (Oil & Gas)	24,314,293
170,400	Storebrand ASA (Insurance)	1,840,917
212,800	Telenor ASA(a) (Diversified Telecommunication Services)	2,691,848

		141,205,394

Singapore — 1.6%
199,000	Allgreen Properties Ltd. (Real Estate)	159,267
305,575	Ascendas Real Estate Investment Trust (Real Estate)	390,800
1,053,000	Capitaland Ltd. (Real Estate)	2,736,086
289,000	CapitaMall Trust (Real Estate)	394,085
297,112	Cycle & Carriage Ltd. (Distributors)	1,943,936
233,000	DBS Group Holdings Ltd. (Banks)	2,565,147

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
65,500	Fraser & Neave Ltd. (Beverages)	$798,006
71,000	Keppel Corp. Ltd. (Diversified Financials)	608,365
1,535,880	SembCorp Industries Ltd. (Construction & Engineering)	2,929,693
553,000	Singapore Airlines Ltd. (Airlines)	4,361,728
80,000	Singapore Exchange Ltd. (Diversified Financials)	196,622
11,000	Singapore Press Holdings Ltd. (Media)	27,783
1,803,290	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	2,895,964
3,693,000	ST Assembly Test Services Ltd.* (Semiconductor Equipment & Products)	2,403,789
328,000	Suntec Real Estate Investment Trust (Real Estate)	262,427
980,000	United Overseas Bank Ltd. (Banks)	9,277,017
187,200	United Overseas Land Ltd. (Hotels, Restaurants & Leisure)	344,166
220,000	Want Want Holdings Ltd. (Food Products)	293,635
263,000	Wing Tai Holdings Ltd. (Real Estate)	258,772

		32,847,288

Spain — 3.2%
1,103,970	Endesa SA (Electric Utilities)	37,001,375
71,679	Indra Sistemas SA (IT Consulting & Services)	1,400,641
41,761	NH Hoteles SA (Hotels, Restaurants & Leisure)	693,426
960,140	Repsol SA (Oil & Gas)	26,820,984

		65,916,426

Sweden — 1.3%
272,000	Electrolux AB — Series B (Household Durables)	7,550,626
312,000	Skanska AB Series B (Construction & Engineering)	4,862,054
4,500	SSAB Svenskt Stal AB (Metals & Mining)	256,669
224,000	Swedish Match AB Co. (Tobacco)	3,534,404
1,696,000	TeliaSonera AB (Diversified Telecommunication Services)	10,308,092

		26,511,845

Shares	Description	Value
Common Stocks — (continued)
Switzerland — 5.0%
83,981	Credit Suisse Group (Banks)	$4,857,058
2,420	Geberit AG (Building Products)	2,635,704
1,803	Givaudan SA (Chemicals)	1,460,990
15,089	Nestle SA (Food Products)	4,504,559
2,701	Rieter Holding AG (Machinery)	1,057,437
218,088	Roche Holding AG (Pharmaceuticals)	33,978,817
5,488	Serono SA(a) (Biotechnology)	3,490,843
32,040	Swisscom AG (Diversified Telecommunication Services)	10,337,991
190,371	Zurich Financial Services AG* (Insurance)	43,049,667

		105,373,066

United Kingdom — 7.6%
277,357	3i Group PLC (Diversified Financials)	4,607,105
84,124	Anglo American PLC (Metals & Mining)	3,380,968
157,629	Arriva PLC (Road & Rail)	1,589,275
400,971	AstraZeneca PLC (Pharmaceuticals)	21,195,806
204,110	Barclays PLC (Banks)	2,360,889
828,459	BG Group PLC (Oil & Gas)	11,028,371
671,785	BHP Billiton PLC (Metals & Mining)	13,121,983
612,235	British Airways PLC* (Airlines)	3,906,483
3,792,088	BT Group PLC (Diversified Telecommunication Services)	16,688,099
79,735	Bunzl PLC (Trading Companies & Distributors)	915,668
1,053,295	Centrica PLC (Gas Utilities)	5,497,094
109,315	Compass Group PLC (Hotels, Restaurants & Leisure)	483,565
65,541	Davis Service Group PLC (Industrial Conglomerates)	546,855
2,402,348	Dixons Group PLC (Specialty Retail)	8,763,056
172,742	First Choice Holidays PLC (Hotels, Restaurants & Leisure)	695,123
725,584	HBOS PLC (Banks)	12,410,518
191,548	HSBC Holdings PLC (Banks)	3,326,471
23,120	IMI PLC (Machinery)	217,370
45,522	Land Securities Group PLC (Real Estate)	1,550,817
150,199	Legal & General Group PLC (Insurance)	359,920
30,670	Man Group PLC (Diversified Financials)	1,342,225

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
329,753	Mitchells & Butler PLC (Hotels, Restaurants & Leisure)	$3,079,216
2,898,856	Royal & Sun Alliance Insurance Group PLC (Insurance)	6,971,261
260,051	Royal Bank of Scotland Group PLC (Banks)	8,390,298
142,834	Royal Dutch Shell PLC Series B (Oil & Gas)	4,926,301
60,760	Schroders PLC (Diversified Financials)	1,163,492
331,939	Tate & Lyle PLC (Food Products)	3,547,032
350,915	Trinity Mirror PLC (Media)	3,344,100
460,072	Unilever PLC (Personal Products)	10,297,424
131,983	United Business Media PLC (Media)	1,613,118
190,423	WPP Group PLC (Commercial Services & Supplies)	2,347,357

		159,667,260
United States — 0.5%
36,389	GlaxoSmithKline PLC ADR (Pharmaceuticals)	2,012,312
117,017	Royal Dutch Shell PLC(a) (Oil & Gas)	8,098,746

		10,111,058
TOTAL COMMON STOCKS
		$1,977,016,699

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.1%
State Street Bank & Trust Euro — Time Deposit
$84,356,000	4.60%	06/01/2006	$84,356,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,061,372,699

Shares	Description	Value
Securities Lending Collateral — 20.8%
436,052,678	Boston Global Investment Trust $— Enhanced Portfolio	$436,052,678
TOTAL INVESTMENTS — 119.4%
		$2,497,425,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.4)%		(405,257,765)

NET ASSETS — 100.0%		$2,092,167,612

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States .

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

At May 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain (Loss)

FTSE 100 Index	299	June 2006	$32,018,380	$228,093
SPI 200 Index	83	June 2006	7,816,557	(104,295)
40 S&P/MIB Index	16	June 2006	3,737,590	45,730
TOPIX Index	178	June 2006	24,989,115	(444,800)
DAX Index	29	June 2006	5,294,459	8,121
Dow Jones Euro Stoxx 50 Index	445	June 2006	20,693,404	105,754
CAC 40 — 10 EURO Index	92	June 2006	5,798,364	18,824
IBEX 35 Index	19	June 2006	2,764,071	40,447
Hang Seng Index	14	June 2006	1,428,413	7,122

			$104,540,353	$(95,004)

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,243,855,673

Gross unrealized gain	266,111,751
Gross unrealized loss	(12,542,047)

Net unrealized security gain	$253,569,704

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.